SHARE OPTIONS AND SHARE WARRANTS (Schedule of Grants of Share Options and Warrants) (Details) - Class A Ordinary shares [Member]	6 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Options And Warrants [Abstract]
Outstanding Beginning Balance | shares	46,914,672	44,814,672
Granted | shares	12,100,000	3,000,000
Exercised | shares	0	(880,000)
Forfeited | shares	0	(280,000)
Outstanding at end of year | shares	59,014,672	46,654,672
Exercisable at end of year | shares	24,029,255	16,961,339
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.39	$ 0.47
Granted	0.14	0.25
Exercised	0	0.19
Forfeited	0	2.43
Outstanding at end of year	0.35	0.45
Exercisable at end of year	0.58	0.29
Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.12	0.19
Granted	0.14	0.25
Exercised		0.19
Forfeited		2.43
Outstanding at end of year	0.12	0.19
Exercisable at end of year	0.12	0.19
Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	1.34	2.43
Granted	0.14	0.25
Exercised		0.19
Forfeited		2.43
Outstanding at end of year	1.34	1.74
Exercisable at end of year	$ 1.34	$ 1.74